Securities (Gross Unrealized Gains and Losses on Available-For-Sale Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale:
Available-for-sale securities gross unrealized gains	$ 1,413	$ 3,031
Available-for-sale securities gross unrealized losses	2,725	914
U.S. Government Agencies Debt Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized losses		32
U.S. States and Political Subdivisions Debt Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	644	1,960
Available-for-sale securities gross unrealized losses	777	67
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale:
Available-for-sale securities gross unrealized gains	769	1,071
Available-for-sale securities gross unrealized losses	1,932	814
Other Available-for-Sale Securities [Member]
Available-for-sale:
Available-for-sale securities gross unrealized losses	$ 16	$ 1